Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Twelve months ended December 31,
2017	$534,241
2018	534,589
2019	544,891
2020	555,516
2021	506,315
Thereafter	1,123,033
Total	$3,798,585